ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 113,201	$ 103,587
Total liabilities	81,320	111,392
Revenues	243,626	227,539	$ 319,881
Net loss	999	(59,601)	(9,548)
Net cash provided by / (used in) operating activities	1,882	(29,868)	(14,831)
Net cash (used in) / provided by investing activities	(681)	3,296	(3,506)
Net cash provided by financing activities	(551)	(3,365)	(3,064)
Consolidated VIEs
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	9,734	6,492
Total liabilities	1,147	4,678
Revenues	1,054	3
Net loss	(8,496)	(7,490)	(7,507)
Net cash provided by / (used in) operating activities	1,193	(7,519)	3,073
Net cash (used in) / provided by investing activities	(188)	$ 473	$ (3,069)
Amount of consolidated VIEs' assets that are collateral for the VIEs' obligations	$ 0